DIVIDENDS AND DISTRIBUTIONS (FY) (Details) - $ / shares		3 Months Ended	5 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Dividends Declared and Paid [Abstract]
Common share distribution amount (in dollars per share)		$ 0.36	$ 0.61
Taxable ordinary income (in dollars per share)		0.36	0.61
Return of capital (in dollars per share)		0	0
Section 199A dividends (in dollars per share)		$ 0.36	$ 0.61
Regular Cash Dividend [Member]
Dividends Declared and Paid [Abstract]
Record date		Mar. 15, 2021	Dec. 23, 2020
Payment date		Mar. 31, 2021	Dec. 30, 2020
Common share distribution amount (in dollars per share)		$ 0.36	$ 0.35
Taxable ordinary income (in dollars per share)		0.36	0.35
Return of capital (in dollars per share)		0	0
Section 199A dividends (in dollars per share)		$ 0.36	$ 0.35
Special Cash Dividend [Member]
Dividends Declared and Paid [Abstract]
Record date			Dec. 23, 2020
Payment date			Dec. 30, 2020
Common share distribution amount (in dollars per share)	[1]		$ 0.26
Taxable ordinary income (in dollars per share)	[1]		0.26
Return of capital (in dollars per share)			0
Section 199A dividends (in dollars per share)	[1]		$ 0.26

[1]	Dividend of approximately $0.26